Exhibit 99.5

Figure 2024-1 Rebuttal Findings

Seller:

Deal ID:

Total Loan Count: 1306

Loans by Grade in Population
Loan Grade	Count	Percentage
1	1100	84.23%
2	107	8.19%
3	99	7.58%

Trade Summary
Loan Status	Count	Percentage
Review Complete	1205	92.27%
In Rebuttal	101	7.73%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	205	195	195	99	106	0	0	99	0	106	0
2	3	1	1	2	1	0	0	0	0	2	1
1	3711	0	0	3711	0	0	0	0	0	0	3711

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	9	9	0	0	9	0	0
Security Instrument - Inaccurate	9	9	0	0	9	0	0
Credit	4	1	0	3	1	0	2
Income Variance	3	0	0	3	0	0	2
DTI - Exceeds Guidelines - originator (not pcqc eligible)	1	1	0	0	1	0	0
Valuation	195	195	0	0	89	0	106
Appraisal - Value is not supported within a 10% variance	195	195	0	0	89	0	106